Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,120,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,928.47
Total Offset Amount	0.00
Net Fee	68,928.47
Narrative - Max Aggregate Offering Price	$ 499,120,000.00
Final Prospectus	true